NET LOANS RECEIVABLE (Schedule of Performing and Non-Performing Loans) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 49,411	$ 28,620
Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,852	3,303
Performing Financing Receivable [Member] | First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	49,157	28,360
Performing Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,852	3,303
Nonperforming Financing Receivable [Member] | First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	254	260
Nonperforming Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable